Balance Sheets (Unaudited) (USD $)	Sep. 30, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash	$ 319,366	$ 927,895
Accounts receivable, net		137,471
Refundable income taxes	69,585	69,585
Deferred income tax benefit	281,702
Prepaid expenses and other current assets	300,000	421,197
Total current assets	970,653	1,556,148
NONCURRENT ASSETS
Property and equipment, net	4,273	11,824
Other assets
Deposits	2,485	6,000
Other assets		144,222
TOTAL ASSETS	977,411	1,718,194
CURRENT LIABILITIES
Accounts payable and accrued liabilities	72,277	61,012
Accrued legal settlement	129,379	79,379
Loans payable - related parties	7,000	7,000
Total current liabilities	208,656	147,391
TOTAL LIABILITIES	208,656	147,391
Stockholders Equity
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, 250,000 shares issued and oustanding as of September 30, 2013 and December 31, 2012, respectively	25	25
Common stock, $0.0001 par value, 100,000,000 shares authorized, 48,612,365 shares issued and outstanding as of September 30, 2013 and December 31, 2012, respectively.	4,861	4,861
Additional paid-in capital	137,114	137,114
Retaining earnings	626,755	1,428,803
Total Stockholders Equity	768,755	1,570,803
Total Liabilities and Stockholders' Equity	$ 977,411	$ 1,718,194